Revenue Recognition - Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606 (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noninterest income
Service charges	$ 5,288,000	$ 6,395,000	$ 5,208,000
ATM/Interchange fees	4,472,000	4,056,000	2,794,000
Wealth management fees	3,981,000	3,670,000	3,669,000
Tax refund processing fees	2,375,000	2,750,000	2,750,000
Other	831,000	911,000	892,000
Noninterest Income (in-scope of Topic 606)	16,947,000	17,782,000	15,313,000
Noninterest Income (out-of-scope of Topic 606)	11,235,000	4,661,000	2,818,000
Total noninterest income	$ 28,182,000	$ 22,443,000	$ 18,131,000